HERITAGE HEALTH BENEFIT EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Heritage Health Benefit Expenses [Abstract]
HERITAGE HEALTH BENEFIT EXPENSES
HERITAGE HEALTH BENEFIT EXPENSES
The caption Heritage health benefit expenses used in the consolidated statements of operations refers to costs of benefits the Company provides to its former mining operation employees. The components of these expenses are as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Health care benefits	$2,276	$3,176
Combined benefit fund payments	512	576
Workers’ compensation benefits	136	116
Black lung benefits	620	83
Total	$3,544	$3,951

HERITAGE HEALTH BENEFIT EXPENSES
The caption Heritage health benefit expenses used in the consolidated statements of operations refers to costs of benefits the Company provides to its former mining operation employees. The components of these expenses are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Health care benefits	$12,579	$11,367	$9,507
Combined benefit fund payments	2,240	2,258	2,617
Workers’ compensation benefits (credit)	(1,212)	(1,322)	2,132
Black lung benefits (credit)	(189)	1,085	4,319
Total	$13,418	$13,388	$18,575